Intangible Assets and Goodwill (Summary of Goodwill) (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015
Goodwill [Roll Forward]
Balance				$ 26,401,000	$ 26,986,000	$ 26,986,000
Other						(575,000)
Balance	$ 15,652,000			15,652,000		26,401,000
Impairment loss	$ 0		$ 0	26,171,000	$ 0
Choose Digital Inc.
Goodwill [Roll Forward]
Business combination						$ (1,160,000)
DraftDay
Goodwill [Roll Forward]
Business combination				2,622,000
Wetpaint.com Inc.
Goodwill [Roll Forward]
Impairment loss				(10,249,000)
Impairment loss		$ 10,249,000
Choose Digital Inc.
Goodwill [Roll Forward]
Impairment loss				$ (3,122,000)
Impairment loss		$ 3,122,000